Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure representing major components of tax expense income [line items]
Income before taxes	$ 143.6	$ 563.7
Combined statutory tax rate	23.00%	23.00%
Computed income tax expense	$ 33.0	$ 129.7
Increase (decrease) resulting from:
Share-based compensation	1.8	1.1
Non-taxable foreign exchange loss		0.2
Recognition of deferred tax asset		(378.6)
Adjustments related to prior years	0.8	(0.4)
Other		1.6
Deferred income tax expense (recovery)	$ 35.6	$ (246.4)